Employment Agreements	9 Months Ended
Dec. 31, 2020
Employment Agreements
Employment Agreements

7. Employment Agreements

On September 15, 2020, we appointed Mr. Peter M. Jensen as our Chief Executive Officer and a member of our board of directors. Mr. Jensen’s employment agreement provides for a base salary of $7,500 per month, which will increase to $20,000 per month once we have received gross proceeds of at least $2,000,000 in subsequent equity round financings. He will also be entitled to a performance bonus of $25,000 per calendar quarter based on his achieving quarterly financial and business objectives and milestones to be determined by our board of directors. Mr. Jensen also received a grant of service-based options to purchase 2,393,842 shares of our common stock pursuant to the 2018 Plan. Upon our closing of an equity funding, in one or more rounds prior to April 30, 2021, resulting in aggregate gross proceeds to us of $2,000,000 or more, Mr. Jensen will receive warrants to purchase 265,982 shares of our common stock. The warrants will have a term of 10 years, be fully vested on the date of issuance, and have an exercise price equal to the weighted average price per share paid by the investors in such equity funding rounds. Mr. Jensen’s employment agreement has a month-to-month term. If Mr. Jensen should voluntarily terminate his agreement, or if we terminate his agreement other than for cause (as defined in the 2018 Plan), then he will be entitled to 12 months of accelerated vesting of his stock options.

On October 2, 2020, we appointed Mr. Rohan Hall as our Chief Technology Officer. Mr. Hall’s employment agreement with us is retroactive to September 14, 2020. Mr. Hall’s employment agreement provides for a base salary of $12,000 per month. He will also be entitled to a performance bonus of $10,000 per calendar quarter based on his achieving quarterly financial and business objectives and milestones to be determined by our board of directors. Mr. Hall also received a grant of service-based options to purchase 500,000 shares of our common stock pursuant to the 2018 Plan. Mr. Hall also received an additional grant of two performance-based options that vest upon the completion of certain business objectives. The first grant is for 100,000 shares of our common stock, based on achieving certain milestones for the completion of our cryptocurrency and bank payment solutions. The second grant is for 500,000 shares of our common stock, based on achieving certain milestones for the completion of our blockchain reservation system for the travel industry. These performance-based options were also issued pursuant to the 2018 Plan. Mr. Hall’s employment agreement has a month-to-month term. If Mr. Hall should voluntarily terminate his agreement, or if we terminate his agreement other than for cause (as defined in the 2018 Plan), then he will be entitled to 12 months of accelerated vesting of his stock options.

ROCKETFUEL BLOCKCHAIN, INC.

NOTES TO CONDENSED FINANCIAL STATEMENTS

DECEMBER 31, 2020

(UNAUDITED)